United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/08

Date of Reporting Period:  Quarter ended 5/31/08

Item 1.                      Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--32.3%
		Basic Industry - Chemicals--0.2%
$20,000		Praxair, Inc., 4.625%, 3/30/2015	$19,440
10,000		Rohm & Haas Co., 6.00%, 9/15/2017	9,856
		TOTAL	29,296
		Basic Industry - Metals & Mining--0.7%
35,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	33,330
5,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	4,909
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	50,522
		TOTAL	88,761
		Capital Goods - Aerospace & Defense--1.0%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	20,315
10,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	9,707
50,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	51,059
50,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	48,767
		TOTAL	129,848
		Capital Goods - Diversified Manufacturing--1.0%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	14,740
20,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	20,743
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	31,772
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	56,166
		TOTAL	123,421
		Communications - Media & Cable--1.1%
50,000		Comcast Corp., 7.125%, 6/15/2013	52,717
20,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	20,525
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	49,638
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	24,033
		TOTAL	146,913
		Communications - Media Noncable--0.4%
50,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	57,109
		Communications - Telecom Wireless--0.8%
50,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	49,885
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,124
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	39,503
		TOTAL	99,512
		Communications - Telecom Wirelines—0.7%
20,000		Embarq Corp., 6.738%, 6/1/2013	19,673
50,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	50,138
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	25,692
		TOTAL	95,503
		Consumer Cyclical - Automotive--1.3%
60,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	60,360
100,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	101,288
		TOTAL	161,648
		Consumer Cyclical - Entertainment--0.1%
10,000		Time Warner, Inc., 5.50%, 11/15/2011	9,917
		Consumer Cyclical - Retailers--0.7%
25,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	25,559
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	19,793
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	30,944
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	9,113
		TOTAL	85,409
		Consumer Non-Cyclical Food/Beverage--1.9%
60,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	60,248
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	40,397
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	20,257
30,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	30,753
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	25,317
60,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	61,411
		TOTAL	238,383
		Consumer Non-Cyclical Health Care--0.7%
50,000		Medtronic, Inc., Note, (Series B), 4.375%, 9/15/2010	50,680
50,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	46,844
		TOTAL	97,524
		Consumer Non-Cyclical Pharmaceuticals--1.2%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	41,088
60,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	59,648
50,000		Genentech, Inc., Note, 4.40%, 7/15/2010	50,802
		TOTAL	151,538
		Consumer Non-Cyclical Products--0.2%
25,000		Whirlpool Corp., 5.50%, 3/1/2013	24,555
		Consumer Non-Cyclical Supermarkets--0.4%
25,000		Kroger Co., 5.00%, 4/15/2013	24,695
25,000		Kroger Co., Bond, 6.90%, 4/15/2038	25,719
		TOTAL	50,414
		Energy - Independent--1.2%
50,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	50,466
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	47,839
50,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	55,970
		TOTAL	154,275
		Energy - Integrated--0.4%
54,446	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	55,339
		Energy - Oil Field Services--0.5%
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	38,709
25,000		Weatherford International Ltd., 5.15%, 3/15/2013	24,858
		TOTAL	63,567
		Financial Institution - Banking—3.6%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	46,997
60,000		Capital One Capital IV, 6.745%, 2/17/2037	47,933
100,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	100,557
50,000		HSBC Finance Corp., 4.75%, 4/15/2010	50,091
30,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	30,296
50,000		Popular North America, Inc., 5.65%, 4/15/2009	48,952
50,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	46,700
50,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	46,935
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	41,552
		TOTAL	460,013
		Financial Institution - Brokerage--4.8%
100,000		Blackrock, Inc., 6.25%, 9/15/2017	100,511
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	20,457
100,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	97,976
100,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	104,731
25,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	24,859
100,000		Invesco Ltd., Note, 4.50%, 12/15/2009	98,821
10,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	9,732
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	9,566
20,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	20,624
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	19,000
25,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	24,819
100,000		Nuveen Investments, 5.00%, 9/15/2010	88,000
		TOTAL	619,096
		Financial Institution - Finance Noncaptive—1.6%
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	49,679
40,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 6.30%, 5/10/2017	29,396
75,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	76,569
50,000		International Lease Finance Corp., 4.875%, 9/1/2010	49,538
		TOTAL	205,182
		Financial Institution - Insurance - Health--0.6%
15,000		Aetna US Healthcare, 5.75%, 6/15/2011	15,362
50,000		Anthem, Inc., 6.80%, 8/1/2012	51,442
15,000		CIGNA Corp., 6.35%, 3/15/2018	15,024
		TOTAL	81,828
		Financial Institution- Insurance - P&C--1.5%
40,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	39,281
30,000		CNA Financial Corp., 6.50%, 8/15/2016	29,449
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	31,447
50,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	48,262
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	49,170
		TOTAL	197,609
		Financial Institution - REITs--1.0%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	17,389
15,000		Liberty Property LP, 6.625%, 10/1/2017	14,251
50,000		Prologis, Note, 5.25%, 11/15/2010	50,025
50,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	49,946
		TOTAL	131,611
		Technology--1.1%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	15,444
50,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	49,692
35,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	35,264
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	24,787
20,000		Oracle Corp., 6.50%, 4/15/2038	20,044
		TOTAL	145,231
		Transportation - Railroads--0.8%
50,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	47,272
55,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	57,171
		TOTAL	104,443
		Transportation - Services--0.3%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	36,205
		Utility - Electric--2.3%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	24,585
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	20,095
50,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	52,058
50,000		FirstEnergy Corp., 6.45%, 11/15/2011	51,577
55,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	53,879
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	19,502
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	9,904
25,000		Union Electric Co., 6.00%, 4/1/2018	24,768
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	35,370
		TOTAL	291,738
		Utility - Natural Gas Pipelines--0.2%
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,276
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,231,673)	4,161,164
		ASSET-BACKED SECURITIES--3.1%
100,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	99,576
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	247,224
50,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	48,474
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $402,137)	395,274
		CORPORATE NOTE—0.4%
		Communications - Telecom Wirelines—0.4%
50,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $49,218)	49,761
		MORTGAGE-BACKED SECURITIES--2.9%
388,571		Federal National Mortgage Association, Pool 697742, 5.00%, 6/1/2033	376,453
353		Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017	378
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $388,702)	376,831
		GOVERNMENT AGENCY--22.4%
2,800,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011 (IDENTIFIED COST $2,929,919)	2,889,982
		COLLATERALIZED MORTGAGE OBLIGATION--0.5%
65,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049 (IDENTIFIED COST $65,322)	62,671
		U.S. TREASURY--19.3%
500,000		United States Treasury Note, 3.875%, 9/15/2010	512,812
1,900,000	[3]	United States Treasury Note, 4.75%, 2/15/2010	1,971,102
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,420,049)	2,483,914
		MUTUAL FUND--15.2%[4]
198,614		Federated Mortgage Core Portfolio (IDENTIFIED COST $1,926,403)	1,962,307
		TOTAL INVESTMENTS---96.1% (IDENTIFIED COST $12,413,423)[5]	12,381,904
		OTHER ASSETS AND LIABILITIES—NET—3.9%[6]	501,481
		TOTAL NET ASSETS---100%	$12,883,385

At May 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7]United States Treasury Notes 2-Year Long Futures	23	$4,844,375	September 2008	$(14,457)
[7]United States Treasury Notes 10-Year Long Futures	21	$2,360,531	September 2008	$(38,302)
[7]United States Treasury Notes 5-Year Short Futures	40	$4,397,500	September 2008	$ 48,920
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,839)

      Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $430,811, which represented 3.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At May 31, 2008, these liquid restricted securities amounted to $430,811, which represented 3.3% of total net assets.

3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated company.
5
At May 31, 2008, the cost of investments for federal tax purposes was $12,413,423.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $31,519.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $129,229 and net unrealized depreciation from investments for those securities having an excess of cost over value of $160,748.

6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008